Employee benefit - Disclosure of net defined benefit liability (asset) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,550	€ 2,976
Service cost	100	427
Interest costs	(17)	(62)
Actuarial (gain) / loss	(101)	(790)
Net defined benefit liability (asset) at end of period	€ 2,532	€ 2,550